Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	November 2025
Payment Date	12/15/2025
Transaction Month	42
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,173,418,193.47	36,914		54.4 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$203,160,000.00	2.038%		July 15, 2023
Class A-2a Notes	$271,020,000.00	3.44%		February 15, 2025
Class A-2b Notes	$100,000,000.00	4.74202%	*	February 15, 2025
Class A-3 Notes	$321,020,000.00	3.74%		September 15, 2026
Class A-4 Notes	$104,800,000.00	3.93%		August 15, 2027
Class B Notes	$31,580,000.00	4.51%		October 15, 2027
Class C Notes	$21,050,000.00	4.85%		December 15, 2029
Total	$1,052,630,000.00
		* 30-day average SOFR + 0.60%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$392,389.26

Principal:
Principal Collections	$7,815,036.02
Prepayments in Full	$2,597,138.34
Liquidation Proceeds	$155,019.56
Recoveries	$60,235.91
Sub Total	$10,627,429.83
Collections	$11,019,819.09

Purchase Amounts:
Purchase Amounts Related to Principal	$42,194.05
Purchase Amounts Related to Interest	$150.92
Sub Total	$42,344.97

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$11,062,164.06

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	November 2025
Payment Date	12/15/2025
Transaction Month	42
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$11,062,164.06
Servicing Fee	$131,487.74	$131,487.74	$0.00	$0.00	$10,930,676.32
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$10,930,676.32
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$10,930,676.32
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$10,930,676.32
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$10,930,676.32
Interest - Class A-4 Notes	$236,575.66	$236,575.66	$0.00	$0.00	$10,694,100.66
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$10,694,100.66
Interest - Class B Notes	$118,688.17	$118,688.17	$0.00	$0.00	$10,575,412.49
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$10,575,412.49
Interest - Class C Notes	$85,077.08	$85,077.08	$0.00	$0.00	$10,490,335.41
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$10,490,335.41
Regular Principal Payment	$9,699,284.34	$9,699,284.34	$0.00	$0.00	$791,051.07
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$791,051.07
Residual Released to Depositor	$0.00	$791,051.07	$0.00	$0.00	$0.00
Total		$11,062,164.06

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$9,699,284.34
Total					$9,699,284.34

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$9,699,284.34	$92.55	$236,575.66	$2.26	$9,935,860.00	$94.81
Class B Notes	$0.00	$0.00	$118,688.17	$3.76	$118,688.17	$3.76
Class C Notes	$0.00	$0.00	$85,077.08	$4.04	$85,077.08	$4.04
Total	$9,699,284.34	$9.21	$440,340.91	$0.42	$10,139,625.25	$9.63

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	November 2025
Payment Date	12/15/2025
Transaction Month	42

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$72,236,844.25	0.6892830	$62,537,559.91	0.5967324
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$124,866,844.25	0.1186237	$115,167,559.91	0.1094093

Pool Information
Weighted Average APR	3.206%	3.230%
Weighted Average Remaining Term	22.44	21.73
Number of Receivables Outstanding	12,689	12,250
Pool Balance	$157,785,287.17	$146,995,006.46
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$145,919,478.67	$136,220,194.33
Pool Factor	0.1344664	0.1252708

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,579.30
Yield Supplement Overcollateralization Amount	$10,774,812.13
Targeted Overcollateralization Amount	$31,827,446.55
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$31,827,446.55

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,579.30
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,579.30
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,579.30

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	November 2025
Payment Date	12/15/2025
Transaction Month	42
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		32	$180,892.74
(Recoveries)		64	$60,235.91
Net Loss for Current Collection Period			$120,656.83
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.9176%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3320%
Second Prior Collection Period			0.3631%
Prior Collection Period			0.6500%
Current Collection Period			0.9501%
Four Month Average (Current and Prior Three Collection Periods)			0.5738%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,858	$8,291,869.08
(Cumulative Recoveries)			$2,079,084.37
Cumulative Net Loss for All Collection Periods			$6,212,784.71
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5295%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,462.79
Average Net Loss for Receivables that have experienced a Realized Loss			$3,343.80

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.99%	167	$2,924,363.47
61-90 Days Delinquent	0.28%	20	$405,498.36
91-120 Days Delinquent	0.08%	4	$110,636.91
Over 120 Days Delinquent	0.25%	17	$361,139.18
Total Delinquent Receivables	2.59%	208	$3,801,637.92

Repossession Inventory:
Repossessed in the Current Collection Period		3	$71,671.57
Total Repossessed Inventory		7	$152,607.86

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.4026%
Prior Collection Period			0.3231%
Current Collection Period			0.3347%
Three Month Average			0.3535%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.5968%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	November 2025
Payment Date	12/15/2025
Transaction Month	42

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	33	$632,657.21
2 Months Extended	71	$1,463,848.59
3+ Months Extended	15	$317,687.54

Total Receivables Extended	119	$2,414,193.34
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer